UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                   DATE OF REPORTING PERIOD: JANUARY 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS


ADVISOR'S INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                            INSTITUTIONAL SELECT
                                                            GOVERNMENT MONEY
                                                            MARKET FUND
                                                            JANUARY 31, 2007
                                                            (UNAUDITED)
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SCHEDULE OF INVESTMENTS
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U.S. GOVERNMENT AGENCY OBLIGATIONS (A) -- 69.8%
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                                                           FACE
                                                          AMOUNT        VALUE
                                                        ----------   -----------
    FFCB
       5.139%, 02/13/07                                 $3,000,000   $ 2,994,875
    FHLB
       5.159%, 02/07/07                                  1,500,000     1,498,715
       5.150%, 02/09/07                                  1,700,000     1,698,060
       5.156%, 02/14/07                                  1,000,000       998,144
    FHLMC
       5.140%, 02/05/07                                  3,700,000     3,697,887
       5.176%, 03/13/07                                  1,100,000     1,093,718
    FNMA
       5.145%, 02/07/07                                  1,000,000       999,143
       5.196%, 04/18/07                                  1,000,000       989,170
                                                                     -----------
    Total U.S. Government Agency Obligations
       (Cost $13,969,712)                                             13,969,712
                                                                     -----------
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REPURCHASE AGREEMENTS -- 30.4%
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    Credit Suisse First Boston,
       5.220%, dated 01/31/07, to be repurchased
       on 02/01/07, repurchase price $4,657,846
       (collateralized by a GNMA obligation,
       par value $5,115,000, 5.000%, 05/20/36;
       total market value $4,751,824)                  4,657,171       4,657,171
    Morgan Stanley,
       5.120%, dated 01/31/07, to be repurchased
       on 02/01/07, repurchase price $1,432,416
       (collateralized by a U.S. Treasury Bill,
       par value $1,508,000, 5.058%, 04/26/07;
       total market value $1,490,236)                  1,432,212       1,432,212
                                                                     -----------
    Total Repurchase Agreements
       (Cost $6,089,383)                                               6,089,383
                                                                     -----------

    TOTAL INVESTMENTS -- 100.2%
       (Cost $20,059,095)+                                           $20,059,095
                                                                     ===========
         PERCENTAGES ARE BASED ON NET ASSETS OF $20,022,386.

    (A) DISCOUNT NOTES. THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
   FFCB  FEDERAL FARM CREDIT BANK
   FHLB  FEDERAL HOME LOAN BANK
  FHLMC  FEDERAL HOME LOAN MORTGAGE CORPORATION
   FNMA  FEDERAL NATIONAL MORTGAGE ASSOCIATION
   GNMA  GOVERNMENT  NATIONAL MORTGAGE ASSOCIATION

      + FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK COST.

       SECURITY VALUATION -- INVESTMENT SECURITIES ARE STATED AT AMORTIZED COST, WHICH APPROXIMATES MARKET VALUE, IN ACCORDANCE WITH RULE 2A-7 OF THE 1940 ACT. UNDER THIS VALUATION METHOD, PURCHASE DISCOUNT AND PREMIUMS ARE ACCRETED AND AMORTIZED RATABLY TO MATURITY AND ARE INCLUDED IN INTEREST INCOME.

ADVISOR'S INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                            INSTITUTIONAL SELECT
                                                            GOVERNMENT MONEY
                                                            MARKET FUND
                                                            JANUARY 31, 2007
                                                            (UNAUDITED)
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       REPURCHASE AGREEMENTS - IN CONNECTION WITH TRANSACTIONS INVOLVING REPURCHASE AGREEMENTS, A THIRD PARTY CUSTODIAN BANK TAKES POSSESSION OF THE UNDERLYING SECURITIES ("COLLATERAL"), THE VALUE OF WHICH EXCEEDS THE PRINCIPAL AMOUNT OF THE REPURCHASE TRANSACTION, INCLUDING ACCRUED INTEREST. IN THE EVENT OF DEFAULT ON THE OBLIGATION TO REPURCHASE, THE FUND HAS THE RIGHT TO LIQUIDATE THE COLLATERAL AND APPLY THE PROCEEDS IN SATISFACTION OF THE OBLIGATION. IN THE EVENT OF DEFAULT OR BANKRUPTCY BY THE COUNTERPARTY TO THE AGREEMENT, REALIZATION AND/OR RETENTION OF THE COLLATERAL OR PROCEEDS MAY BE SUBJECT TO LEGAL PROCEEDINGS.

                                                                 COM-QH-003-0100

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               The Advisors' Inner Circle Fund


By (Signature and Title)*                  /s/ James F. Volk
                                           --------------------------
                                           James F. Volk
                                           President

Date: March 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ James F. Volk
                                           --------------------------
                                           James F. Volk
                                           President

Date: March 30, 2007

By (Signature and Title)*                  /s/ Michael Lawson
                                           --------------------------
                                           Michael Lawson
                                           Controller & CFO

Date: March 30, 2007
* Print the name and title of each signing officer under his or her signature.